Net income per share and common dividends - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Payment of preferred dividends	$ 3,805	$ 3,400	$ 3,285
Preferred stock dividend accrued	$ 400	$ 600
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0		89,042
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	370,364
Number of share outstanding		716,452	908,209
Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0		131,895
Exercise price	$ 9.2
Number of share outstanding	0	176,360	532,642
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash dividends	$ 45,100	$ 47,200